Share-based compensation	6 Months Ended
Jun. 30, 2025
Personnel Expenses [Abstract]
Share-based compensation	Share-based compensation
As of June 30, 2025, a total of 2,861,302 PSUs and 504,543 Restricted Stock Units ("RSUs") were outstanding, of which none were vested (as of December 31, 2024 a total of 2,247,267 PSUs and 345,798 RSUs were outstanding). The changes in the number of share-based awards (PSUs and RSUs) outstanding during the six month period ended June 30, 2025, is as follows:

PSU/ RSU movements[3]	PSU / RSU (numbers)

Balance outstanding at January 1, 2025	2,593,065

Granted	1,767,534
(Performance adjustment)[1]	(309,131)
(Forfeited)[2]	(63,816)
(Expired)	—
(Exercised grants), vested PSU / RSU	(621,807)

Balance outstanding at June 30, 2025	3,365,845
[1]Performance adjustments indicate additional grants or forfeitures due to non-market performance conditions (under) over-achieved
[2]Forfeited due to service conditions not fulfilled
[3] All outstanding PSU / RSU have an exercise price of CHF 0.10.
The share-based compensation costs recognized during the six months ended June 30, 2025, amounted to TCHF 2,370 (TCHF 1,983 for the six months ended June 30, 2024). For the three months ended June 30, 2025 the share-based compensation costs amounted to TCHF 1,228 (TCHF 1,129 for the three months ended June 30, 2024).